Trade and other receivables and deferred expenses (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables, net of loss allowance	$ 41,691,913	$ 47,041,538
Deposits Prepayments and Other Receivables [Abstract]
Deposit	1,119,968	955,854
Prepayments	4,965,101	6,450,343
Other receivables	804,045	411,559
Deferred expenses (note)	4,577,255	0
Trade and other receivables	6,889,114	7,817,756
Current	53,158,282	54,859,294
Deferred expenses	6,307,834	0
Non-Current	$ 59,466,116	$ 54,859,294